Stock-Based Compensation (Details 4) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011	Dec. 31, 2008
Restricted Stock and Unit Awards
Outstanding at beginning of period, shares	8,811,027	6,788,203	2,420,535	8,995,295
Granted, shares	3,136,086	4,398,660	5,435,363
Vested, shares	(2,552,979)	(1,862,228)	(869,898)
Cancelled, shares	(398,839)	(513,608)	(197,797)
Granted, weighted average grant-date fair value	$ 28.20	$ 24.05	$ 12.09
Vested, weighted average grant-date fair value	$ 20.15	$ 18.71	$ 31.84
Cancelled, weighted average grant-date fair value	$ 22.20	$ 20.00	$ 16.52
Outstanding at end of period, weighted average grant-date fair value	$ 22.46	$ 19.74	$ 16.68		$ 32.42